11. Finance Income and Finance Costs	12 Months Ended
Dec. 31, 2019
Finance Income And Finance Costs
Finance Income and Finance Costs

11.        Finance income and finance costs

The following table shows the items of finance income and costs for the years ended December 31:

	2019	2018	2017
Interest SVB Loan Agreement (see note 19)	(483)	(847)	(690)
Foreign exchange differences	(175)	651	(2,378)
Interest on certificates of deposit with maturities of more than three months	602	5	77
Other finance income/finance costs - net	71	251	8
	15	60	(2,983)